Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jul. 25, 2022
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2022